Share Based Compensation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Oct. 21, 2010
2011 Omnibus Equity Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issuable, net of cancellations				7,126,676
Annual Management Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation	$ 12.9	$ 8.9	$ 7.4
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining unrecognized pre-tax compensation cost	20.9
Restricted Stock Units (RSUs) [Member] | SB/RH Holdings, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining unrecognized pre-tax compensation cost	$ 20.7